SCHEDULE OF CONCENTRATION OF RISK (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	3 Months Ended		6 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020
Customers A [Member]
Product Information [Line Items]
Concentration Risk, Percentage	54.00%	37.00%	40.00%	33.00%
Customers B [Member]
Product Information [Line Items]
Concentration Risk, Percentage	10.00%	16.00%	9.00%	16.00%
Customers C [Member]
Product Information [Line Items]
Concentration Risk, Percentage	8.00%		7.00%
Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage	72.00%	53.00%	56.00%	49.00%